SHARE-BASED COMPENSATION (Details 6) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Share-based Payment Arrangement [Abstract]
Issued And Outstanding, Beginning Balance	7,159,164	1,018,861
Vested, Beginning Balance	192,459	2,962
WeightedAverage Fair Value, Beginning Balance	$ 0.68	$ 3.89
Issued And Outstanding, Granted	28,210,512	7,443,954	4,352,340
Vested, Granted			336,441
Weighted Average fair Value, Granted		$ 0.73	$ 3.89
Weighted Average fair Value, Granted	$ 0.17		$ 4.25
Issued And Outstanding, Forfeiture of Restricted Stock	(4,240,013)	(974,103)	(3,000,000)
Vested, Forfeiture of Restricted Stock
Weighted Average fair Value, Forfeiture of Restricted Stock	$ (0.20)	$ 2.69
Issued And Outstanding, Redemption of Vested Stock	(8,107,249)	(329,548)	(333,479)
Vested, Redemption of Vested Stock	(8,107,249)	(329,548)	(333,479)
Weighted Average fair Value, Redemption of Vested Stock	$ (0.26)	$ 3.14	$ (3.07)
Issued And Outstanding, Vesting of Restricted Stock
Vested, Vesting of Restricted Stock	8,533,485	519,045
WeightedAverage Fair Value, Vesting of Restricted Stock	$ 0.35	$ 2.28
Issued And Outstanding, Ending Balance	23,022,414	7,159,164	1,018,861
Vested, Ending Balance	618,695	192,459	2,962
WeightedAverage Fair Value, Ending Balance	$ 0.28	$ 0.68	$ 3.89
Weighted Average fair Value, Forfeiture of Restricted Stock	$ (0.17)		$ (4.25)